Revenue from Contracts with Customers - Summary of Revenue Expected to be Recognized in Future Related to Performance Unsatisfied Obligations (Detail) $ in Millions	Jun. 30, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ (32)
July One Two Thousand Eighteen [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(13)
July One Two Thousand Nineteen [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(19)
Deferred Revenue [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(29)
Deferred Revenue [Member] | July One Two Thousand Eighteen [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(11)
Deferred Revenue [Member] | July One Two Thousand Nineteen [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(18)
Other Deferred Revenue [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(3)
Other Deferred Revenue [Member] | July One Two Thousand Eighteen [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	(2)
Other Deferred Revenue [Member] | July One Two Thousand Nineteen [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ (1)